Document Information	12 Months Ended
Dec. 31, 2025
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001762506
Registrant Name	Vista Energy, S.A.B. de C.V.
Period End Date	Dec. 31, 2025
Reporting Currency	USD
Alternative Reporting Regime	NR